Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Summary of Revenue Disaggregated by Segment and by Type	Revenue disaggregated by segment and by type for the year ended December 31, 2022 and December 31, 2021 is as follows:

	Year ended December 31, 2022
	Containership Leasing (1)	Mobile Power Generation	Total
Operating lease revenue	$1,457.0	$136.4	$1,593.4
Interest income from leasing	73.8	—	73.8
Other	12.2	18.0	30.2
	$1,543.0	$154.4	$1,697.4

	Year ended December 31, 2021
	Containership Leasing (1)	Mobile Power Generation	Total
Operating lease revenue	$1,409.9	$179.7	$1,589.6
Interest income from leasing	46.1	—	46.1
Other	4.4	6.5	10.9
	$1,460.4	$186.2	$1,646.6
(1)Containership leasing revenue includes both bareboat charter and time charter revenue.

Schedule of Future Minimum Revenues Committed
As at December 31, 2022, the minimum future revenues to be received on committed operating leases, interest income to be earned from direct financing leases and other revenue are as follows:

	Operating lease revenue	Direct financing leases(1)	Other	Total committed revenue
2023	$1,609.6	$75.5	$21.1	$1,706.2
2024	1,545.1	72.4	20.4	1,637.9
2025	1,275.7	69.1	20.4	1,365.2
2026	950.4	66.7	—	1,017.1
2027	516.9	64.2	—	581.1
Thereafter	663.3	458.7	—	1,122.0
	$6,561.0	$806.6	$61.9	$7,429.5
(1)Minimum future interest income includes direct financing leases currently in effect.
Schedule of Future Minimum Revenues Received Based on Segment
As at December 31, 2022, the minimum future revenues to be received based on each segment are as follows:

	Containership Leasing (1)	Mobile Power Generation	Total committed revenue
2023	$1,601.9	$104.3	$1,706.2
2024	1,573.1	64.8	1,637.9
2025	1,300.4	64.8	1,365.2
2026	1,017.1	—	1,017.1
2027	581.1	—	581.1
Thereafter	1,122.0	—	1,122.0
	$7,195.6	$233.9	$7,429.5
(1)Minimum future interest income includes direct financing leases currently in effect.
Schedule of Revenue Derived from Customers	The Company’s revenue during the years was derived from the following customers:

	2022	2021	2020
COSCO	$454.8	$492.2	$401.1
Yang Ming Marine	241.7	249.9	255.7
ONE	254.3	255.2	237.3
Hapag-Lloyd	140.6	116.4	83.6
Other	606.0	532.9	443.4
	$1,697.4	$1,646.6	$1,421.1